Subsequent Event (Details) - USD ($)				12 Months Ended
	Feb. 23, 2021	Nov. 27, 2020	Nov. 13, 2018	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds				$ 694,608,000
Bought Deal Offering
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)		20,909,300		20,909,300
Price per share (usd per share)		$ 19.25		$ 19.25
Gross proceeds		$ 402,504,000	$ 402,504,000
Bought Deal Offering | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)	14,870,000
Price per share (usd per share)	$ 37.00
Gross proceeds	$ 550,190,000
Over-Allotment Option | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)	2,230,500
Bought deal offering term (days)	30 days
Gross proceeds	$ 82,528,500